Incentive Plans	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Incentive Plans [Abstract]
Incentive Plans

Note 8 — Incentive Plans

Prior to the separation and distribution, our employees participated in the Murphy Oil 2007 Long-Term Incentive Plan (the “2007 Plan”) and the Murphy Oil 2012 Long-Term Incentive Plan (the “2012 Plan”) and received Murphy Oil restricted stock awards and options to purchase shares of Murphy Oil common stock. While participating in these two plans, costs resulting from share-based payment transactions were allocated and recognized as an expense in the financial statements using a fair value-based measurement method over the periods that the awards vested. Certain employees of the Company have received annual grants in the form of Murphy Oil stock options, restricted stock units and other forms of share based payments prior to the separation and distribution. Accordingly, the Company has accounted for expense for these plans in accordance with SAB Topic 1-B for periods prior to the separation and distribution.

2013 Long-Term Incentive Plan

Effective August 30, 2013, certain of our employees participate in the Murphy USA 2013 Long-Term Incentive Plan which was subsequently amended and restated effective as of February 12, 2014 (the “MUSA 2013 Plan”). The MUSA 2013 Plan authorizes the Executive Compensation Committee of our Board of Directors (“the Committee”) to grant non-qualified or incentive stock options, stock appreciation rights, stock awards (including restricted stock and restricted stock unit awards), cash awards, and performance awards to our employees. No more than 5.5 million shares of MUSA common stock may be delivered under the MUSA 2013 Plan and no more than 1 million shares of common stock may be awarded to any one employee, subject to adjustment for changes in capitalization. The maximum cash amount payable pursuant to any “performance-based” award to any participant in any calendar year is $5 million.

On February 11, 2014, the Committee granted nonqualified stock options for 127,400 shares at an exercise price of $39.46 per share under the terms of the MUSA 2013 Plan.  The Black-Scholes valuation for these awards is $11.44 per option.  The Committee also awarded time-based restricted stock units and performance-based restricted stock units (performance units) to certain employees on the same date.   There were 39,250 time-based restricted units granted at a grant date fair value of $39.46 along with 78,500 performance units.  Half of the performance units vest based on a 3-year return on average capital employed (ROACE) calculation and the other half vest based on a 3-year total shareholder return (TSR) calculation that compares MUSA to a group of 17 peer companies.  The portion of the awards that vest based on TSR qualify as a market condition and must be valued using a Monte Carlo valuation model.  For the TSR portion of the awards, the fair value was determined to be $43.41 per unit.  For the ROACE portion of the awards, the valuation will be based on the grant date fair value of $39.46 per unit and the number of awards will be periodically assessed to determine the probability of vesting.

On March 3, 2014, the Committee also granted 53,475 time-based restricted stock units granted to certain employees with a grant date fair value of $40.00 per unit.

2013 Stock Plan for Non-employee Directors

Effective August 8, 2013, Murphy USA adopted the 2013 Murphy USA Stock Plan for Non-employee Directors (the “Directors Plan”).  The directors for Murphy USA are compensated with a mixture of cash payments and equity-based awards.  Awards under the Directors Plan may be in the form of restricted stock, restricted stock units, stock options, or a combination thereof.  An aggregate of 500,000 shares of common stock shall be available for issuance of grants under the Directors Plan.

For the three months ended March 31, 2014, the Company issued 22,437 restricted stock units to its non-employee directors at a weighted average grant date fair value of $39.07 per share.  These shares vest in three years from the grant date.

For the three months ended March 31, 2014 and 2013, share based compensation was $2.5 million and $2.8 million, respectively.  For the three months ended March 31, 2014 and 2013, cash received from options exercised under all share-based payment arrangements was $13,000 and $0, respectively.  The related income tax benefit for tax benefit realized for the tax deductions from options exercised was $5,000 and $0 for the three months ended March 31, 2014 and 2013, respectively.

As of March 31, 2014, unrecognized compensation cost related to stock option awards was $3.8 million, which is expected to be recognized over a weighted average period of 1.9 years. Unrecognized compensation cost related to restricted stock awards was $18.1 million, which is expected to be recognized over a weighted average period of 2.9 years.

Note 11 — Incentive Plans

Prior to the separation, our employees participated in the Murphy Oil 2007 Long-Term Incentive Plan (the “2007 Plan”) and the Murphy Oil 2012 Long-Term Incentive Plan (the “2012 Plan”) and received Murphy Oil restricted stock awards and options to purchase shares of Murphy Oil common stock. While participating in these two plans, costs resulting from share-based payment transactions were allocated and recognized as an expense in the financial statements using a fair value-based measurement method over the periods that the awards vested. Certain employees of the Company have received annual grants in the form of Murphy Oil stock options, restricted stock units and other forms of share-based payments prior to the separation. Accordingly, the Company has accounted for expense for these plans in accordance with SAB Topic 1-B for periods prior to the separation.

2013 Long-Term Incentive Plan

Effective August 30, 2013, certain of our employees began to participate in the Murphy USA 2013 Long-Term Incentive Plan, which was subsequently amended and restated effective as of February 12, 2014 (the “MUSA 2013 Plan”). The MUSA 2013 Plan authorizes the Executive Compensation Committee of our Board of Directors (“the Committee”) to grant non-qualified or incentive stock options, stock appreciation rights, stock awards (including restricted stock and restricted stock unit awards), cash awards, and performance awards to our employees. Prior to the amendment and restatement of the MUSA 2013 Plan on February 12, 2014,  10 million shares of MUSA common stock were authorized to be delivered under the MUSA 2013 Plan over the life of the plan.  Pursuant to the amendment and restatement of the plan effective as of February 12, 2014, this was reduced to 5.5 million shares of common stock.  No more than 1 million shares of common stock may be awarded to any one employee, subject to adjustment for changes in capitalization. The maximum cash amount payable pursuant to any “performance-based” award to any participant in any calendar year is $5 million.

In connection with the separation, stock compensation awards granted under the 2007 Plan and the 2012 Plan by Murphy Oil (pre-separation awards) were adjusted or substituted as follows:

•	Vested stock options were equitably adjusted so that the grantee holds more options to purchase Murphy Oil common stock at a lower strike price.
•	Unvested stock options and stock appreciation rights held by MUSA employees were replaced with substitute awards of options to purchase shares of MUSA common stock.
•

Unvested restricted stock units will be replaced with adjusted, substitute awards for restricted stock units of MUSA common stock. The new awards of restricted stock are intended to generally preserve the intrinsic value of the original award determined as of the separation and distribution date.

•

Vesting periods of awards were unaffected by the adjustment and substitution, except that for vested Murphy Oil stock options the MUSA employees have until the earlier of two years from the date of the separation or the stated expiration date of the option to exercise the award.

Awards granted in connection with the adjustment and substitution of awards originally issued under the 2007 Plan and the 2012 Plan are a part of the MUSA 2013 Plan and reduce the maximum number of shares of common stock available for delivery under the MUSA 2013 Plan. During the period from August 30 to December 31, 2013, the Company granted a total of 977,623 awards from the MUSA 2013 Plan which leaves 4,522,377 remaining shares to be granted in future years (after consideration of the amendments made to the MUSA 2013 Plan in February 2014 by the Board of Directors).

2013 Stock Plan for Non-employee Directors

Effective August 8, 2013, Murphy USA adopted the 2013 Murphy USA Stock Plan for Non-employee Directors (the “Directors Plan”).  The directors for Murphy USA are compensated with a mixture of cash payments and equity-based awards.  Awards under the Directors Plan may be in the form of restricted stock, restricted stock units, stock options, or a combination thereof.  An aggregate of 500,000 shares of common stock shall be available for issuance of grants under the Directors Plan.  During 2013, 28,413 time-based restricted stock units were granted under the terms of the Directors Plan which leaves 471,587 shares available to be granted in the future.

Amounts recognized in the financial statements by the Company with respect to all share-based plans are shown in the following table.  All expense prior to August 30, 2013 was incurred under the 2007 Plan and the 2012 Plan while all amounts after August 30, 2013 were incurred in the MUSA 2013 Plan and the Directors Plan.

	Years Ended December 31,
(Thousands of dollars)	2013	2012	2011
Compensation charged against income before income tax benefit	$9,391	8,416	10,506
Related income tax benefit recognized in income	3,287	2,946	3,677

As of December 31, 2013, there was $15,187,000 in compensation costs to be expensed over approximately the next 2.8 years related to unvested share-based compensation arrangements granted by the Company or its predecessor.  Total income tax benefits realized by Murphy Oil from tax deductions related to stock option exercises under share-based payment arrangements previously issued by Murphy Oil Corporation were $625,000,  $1,851,000, and $1,173,000 for the years ended December 31, 2013, 2012 and 2011, respectively.  There were no stock option exercises under the MUSA 2013 Plan as no awards had vested as of December 31, 2013.

STOCK OPTIONS – The Committee fixes the option price of each option granted at no less than fair market value (FMV) on the date of the grant and fixes the option term at no more than seven years from such date. Each option granted to date under the MUSA 2013 Plan has been nonqualified and has been issued to replace awards of Murphy Oil that were previously granted to employees of the Company prior to the separation from Murphy Oil.  The remaining term of each option granted mirrored the remaining term of the original award that it replaced and the exercise price was adjusted based on the terms of the Employee Matters Agreement entered into between the Company and Murphy Oil in connection with the separation.   The only stock options issued post separation were to replace the unvested awards of Murphy Oil that were forfeited in conjunction with the separation.  Therefore, the accounting for those awards was a continuation of the Murphy Oil fair value that was previously calculated using the Black-Scholes pricing model and used the following original assumptions to calculate the fair value used for expense purposes.  Following are the assumptions used originally by Murphy Oil to value the original awards.

	Years ended December 31,
	2012	2011
Fair value per option grant	$12.37 - $17.74	$ 20.34
Assumptions
Dividend yield	1.80% - 2.27%	1.80%
Expected volatility	39.00% - 39.62%	37.00%
Risk-free interest rate	0.55% - 0.77%	2.10%
Expected life	4.00 yrs. - 5.20 yrs.	5.10 yrs.

As a result of the separation from Murphy Oil, the unvested Murphy Oil options were replaced with an appropriate number of Company options bearing an exercise price that was adjusted to preserve the intrinsic value near the date of the separation in connection with the terms of the Employee Matters Agreement.  The grant date fair values of the options replaced with MUSA 2013 Plan awards range from $32.53 to $40.25.  Because of these adjustments, no further Black-Scholes fair values were required to be calculated for the post separation period.  The adjustment and substitution of the stock compensation awards occurred in conjunction with the distribution of MUSA common stock to Murphy Oil stockholders. As a result, no grant, exercise, or cancellation activity occurred on MUSA stock compensation awards during the years ended December 31, 2012 or 2011.

Changes in options outstanding for Company employees during the period from August 30, 2013 to December 31, 2013 are presented in the following table:

	Number of Shares	Average Exercise Price
Outstanding at December 31, 2012	-	$-
Granted at FMV	625,101	35.12
Exercised	-	-
Forfeited	(3,952)	33.92
Outstanding at December 31, 2013	621,149	35.13

Exercisable at December 31, 2013	-	$-

Additional information about stock options outstanding at December 31, 2013 is shown below:

	Options Outstanding			Options Exercisable
Range of Exercise Prices per Option	No. of Options	Avg. Life Remaining in Years	Aggregate Intrinsic Value	No. of Options	Avg. Life Remaining in Years	Aggregate Intrinsic Value
$32.53 to $34.16	435,866	5.7	$3,539,804	-	-	$-
$37.07 to $40.25	185,283	5.4	455,094	-	-	-
	621,149	5.5	$3,994,898	-	-	$-

RESTRICTED STOCK UNITS (MUSA 2013 Plan)– The Committee has granted time based restricted stock units (RSUs) as part of the replacement of previously unvested performance based RSUs, performance units, and time based RSU’s previously issued to employees of Murphy Oil.   In addition, certain other employees have also received grants of time based RSUs that will vest over various periods of time.

(Number of units)	2013
Outstanding at December 31, 2012	-
Granted	352,522
Vested and issued	(509)
Forfeited	(4,915)
Outstanding at December 31, 2013	347,098

RESTRICTED STOCK UNITS (Directors Plan) – The Committee has also granted time based RSUs to the non-employee directors of the Company as part of their overall compensation package for being a member of the Board of Directors.  These awards typically vest at the end of three years.

(Number of units)	2013
Outstanding at December 31, 2012	-
Granted	28,413
Vested and issued	-
Forfeited	-
Outstanding at December 31, 2013	28,413